Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Drilling rigs

(In US$ millions)	December 31, 2015	December 31, 2014
Cost	6,434.2	5,790.5
Accumulated depreciation	(886.9)	(649.4)
Net book value	5,547.3	5,141.1